TAXATION, Summary of Reconciliation of the Beginning and Ending Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION [Abstract]
Balance, unrecognized tax benefits	$ 108,500	$ 6,107
Additions based on tax positions related to the current year	20,900	30,200
Additions for tax positions of prior years		72,300
Reductions for tax positions of prior years	(13,400)	(107)
Balance, unrecognized tax benefits	116,000	108,500	$ 6,107
Interest and penalties related unrecognized tax benefits	$ 19,700	$ 29,500	$ 0